COMMITMENTS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Frequency fee expense	₪ 79	₪ 76	₪ 63
Commited to acquire property and equipment and software	36
Commited to acquire inventory	136
Maintenance fee for years 2020-2023	23
Bank guarantees	111
In respect of licenses [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees	89
Other parties [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees	22
PHI's debt [Member]
Disclosure of transactions between related parties [line items]
Bank guarantees	₪ 50